Convertible Debentures (Tables)	12 Months Ended
Apr. 30, 2021
Convertible Debentures [Abstract]
Summary of Changes in Value of New Debentures

During the year ended April 30, 2021, the Company recorded accretion expense of $124,381 (2020 – $nil). The changes in the value of the New Debentures during the year ended April 30, 2020 are as follows:

(in thousands)	Liability Component $	Equity Component $
Balance, April 30, 2020	—	—
Proceeds	2,413	213
Transaction costs	(102)	(9)
Accretion expense	124	—
Conversion to shares	(904)	(77)
Balance, April 30, 2021	1,531	127